CONSOLIDATED BALANCE SHEETS (Parentheticals) $ in Thousands	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Ordinary shares, par value per share (in Dollars per share) | (per share)	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares authorized	3,275,000	3,275,000	3,275,000
Ordinary shares, shares issued	250,492	219,354	219,354
Ordinary shares, shares outstanding	250,492	219,354	219,354
Preferred shares, par value per share (in Dollars per share) | (per share)	$ 0.01
Related Party
Due to related party (in Dollars) | $	$ 321	$ 186	$ 0
MORINGA ACQUISITION CORP
Preferred shares, par value per share (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Class A Ordinary Shares | MORINGA ACQUISITION CORP
Ordinary shares subject to possible redemption, shares	515,019	515,019	11,500,000
Ordinary shares subject to possible redemption, redemption value (in Dollars per share) | $ / shares	$ 11.5	$ 11.06	$ 10.15
Ordinary shares, par value per share (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	3,354,999	3,354,999	480,000
Ordinary shares, shares outstanding	3,354,999	3,354,999	480,000
Class B Ordinary Shares | MORINGA ACQUISITION CORP
Ordinary shares, par value per share (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	1	1	2,875,000
Ordinary shares, shares outstanding	1	1	2,875,000
Convertible Series A Preferred Shares
Preferred shares, par value per share (in Dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Preferred shares, shares authorized	510,000	510,000	510,000
Preferred shares, shares issued	388,088	388,088	388,088
Preferred shares, shares outstanding	388,088	388,088
Preferred Shares, aggregate liquidation preference (in Dollars) | $	$ 8,162	$ 8,162
Convertible Series A-1 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Preferred shares, shares authorized	120,000	120,000	120,000
Preferred shares, shares issued	91,216	91,216	91,216
Preferred shares, shares outstanding	91,216	91,216	91,216
Preferred Shares, aggregate liquidation preference (in Dollars) | $	$ 2,443	$ 2,443
Convertible Series A-2 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Preferred shares, shares authorized	200,000	200,000	200,000
Preferred shares, shares issued	45,458	45,458	45,458
Preferred shares, shares outstanding	45,458	45,458	45,458
Preferred Shares, aggregate liquidation preference (in Dollars) | $	$ 2,763	$ 2,763
Convertible Series A-3 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Preferred shares, shares authorized	80,000	80,000	80,000
Preferred shares, shares issued	63,331	63,331	63,331
Preferred shares, shares outstanding	63,331	63,331	63,331
Preferred Shares, aggregate liquidation preference (in Dollars) | $	$ 2,887	$ 2,887
Convertible Series A-4 Preferred Shares
Ordinary shares, shares issued		219,354
Preferred shares, par value per share (in Dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Preferred shares, shares authorized	815,000	815,000	0
Preferred shares, shares issued	21,717	21,717	0
Preferred shares, shares outstanding	21,717	21,717	0
Preferred Shares, aggregate liquidation preference (in Dollars) | $	$ 1,076	$ 1,076